Schedule of Investments(a)
March 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.70%
Biotechnology–21.59%
AbbVie, Inc.	55,038	$5,956,212
Acceleron Pharma, Inc.(b)	11,538	1,564,668
Allakos, Inc.(b)	7,274	834,910
Alnylam Pharmaceuticals, Inc.(b)	6,805	960,798
Altimmune, Inc.(b)(c)	42,875	605,824
Arcus Biosciences, Inc.(b)	27,938	784,499
Argenx SE, ADR (Netherlands)(b)	5,700	1,569,723
Ascendis Pharma A/S, ADR (Denmark)(b)	9,038	1,164,818
Biogen, Inc.(b)	5,128	1,434,558
Bolt Biotherapeutics, Inc.(b)	18,430	606,531
CareDx, Inc.(b)	20,078	1,367,111
Cogent Biosciences, Inc.(b)(c)	72,358	635,303
CRISPR Therapeutics AG (Switzerland)(b)	3,425	417,336
Exact Sciences Corp.(b)	14,835	1,954,956
Fate Therapeutics, Inc.(b)	12,265	1,011,249
Forte Biosciences, Inc.(b)	31,301	1,072,685
Genmab A/S, ADR (Denmark)(b)	46,152	1,515,170
Halozyme Therapeutics, Inc.(b)	28,690	1,196,086
Immunocore Holdings PLC, ADR (United Kingdom)(b)	15,439	657,238
Insmed, Inc.(b)	26,214	892,849
Iovance Biotherapeutics, Inc.(b)	15,634	494,972
Kadmon Holdings, Inc.(b)	132,896	516,965
Keros Therapeutics, Inc.(b)	19,495	1,199,917
Kronos Bio, Inc.(b)(c)	25,084	734,209
Mersana Therapeutics, Inc.(b)	40,698	658,494
Mirati Therapeutics, Inc.(b)	6,710	1,149,423
Natera, Inc.(b)	17,580	1,785,073
Olema Pharmaceuticals, Inc.(b)(c)	25,408	843,038
PMV Pharmaceuticals, Inc.(b)	24,422	803,240
Rocket Pharmaceuticals, Inc.(b)	27,941	1,239,742
Seagen, Inc.(b)	11,087	1,539,541
SpringWorks Therapeutics, Inc.(b)	9,546	702,299
Sutro Biopharma, Inc.(b)	29,438	670,009
TG Therapeutics, Inc.(b)	25,418	1,225,148
Trillium Therapeutics, Inc. (Canada)(b)	91,324	980,820
Twist Bioscience Corp.(b)	4,641	574,834
Ultragenyx Pharmaceutical, Inc.(b)	10,874	1,238,114
United Therapeutics Corp.(b)	6,752	1,129,407
Veracyte, Inc.(b)	21,138	1,136,168
Vertex Pharmaceuticals, Inc.(b)	8,763	1,883,081
Zentalis Pharmaceuticals, Inc.(b)	23,315	1,011,638
		47,718,656
Health Care Equipment–23.17%
Abbott Laboratories	66,849	8,011,184
ABIOMED, Inc.(b)	1,415	451,003
Becton, Dickinson and Co.	4,309	1,047,734
Danaher Corp.	30,288	6,817,223
DexCom, Inc.(b)	4,836	1,738,010
Globus Medical, Inc., Class A(b)	28,672	1,768,202
IDEXX Laboratories, Inc.(b)	12,246	5,992,090
Inari Medical, Inc.(b)	10,445	1,117,615
Shares		Value
Health Care Equipment–(continued)
Insulet Corp.(b)	8,988	$2,345,149
Intuitive Surgical, Inc.(b)	8,033	5,935,905
Koninklijke Philips N.V. (Netherlands)(b)	36,804	2,101,269
Masimo Corp.(b)	8,545	1,962,445
Medtronic PLC	31,871	3,764,921
Penumbra, Inc.(b)	4,657	1,260,091
Stryker Corp.	12,255	2,985,073
Zimmer Biomet Holdings, Inc.	24,383	3,903,231
		51,201,145
Health Care Facilities–2.85%
HCA Healthcare, Inc.	25,139	4,734,679
Surgery Partners, Inc.(b)	35,381	1,565,963
		6,300,642
Health Care Services–3.26%
1Life Healthcare, Inc.(b)	28,920	1,130,193
Amedisys, Inc.(b)	9,035	2,392,378
Guardant Health, Inc.(b)	12,352	1,885,533
Oak Street Health, Inc.(b)	18,889	1,025,106
Signify Health, Inc., Class A(b)	26,520	775,975
		7,209,185
Health Care Supplies–5.56%
Alcon, Inc. (Switzerland)	19,339	1,357,211
Align Technology, Inc.(b)	9,267	5,018,359
Cooper Cos., Inc. (The)	6,282	2,412,853
Pulmonx Corp.(b)	19,278	881,776
Silk Road Medical, Inc.(b)	10,483	530,964
West Pharmaceutical Services, Inc.	7,368	2,076,155
		12,277,318
Health Care Technology–3.91%
Inspire Medical Systems, Inc.(b)	19,437	4,023,265
Phreesia, Inc.(b)	20,510	1,068,571
Teladoc Health, Inc.(b)	4,032	732,816
Veeva Systems, Inc., Class A(b)	10,793	2,819,563
		8,644,215
Life Sciences Tools & Services–14.12%
10X Genomics, Inc., Class A(b)	9,114	1,649,634
Agilent Technologies, Inc.	26,525	3,372,389
Bio-Rad Laboratories, Inc., Class A(b)	3,476	1,985,387
Charles River Laboratories International, Inc.(b)	10,557	3,059,735
Illumina, Inc.(b)	2,605	1,000,476
Lonza Group AG (Switzerland)	2,041	1,140,651
Maravai LifeSciences Holdings, Inc., Class A(b)	39,036	1,391,243
Mettler-Toledo International, Inc.(b)	1,708	1,973,919
NeoGenomics, Inc.(b)	22,092	1,065,497
PPD, Inc.(b)	40,523	1,533,390
Quanterix Corp.(b)	12,486	730,057
Repligen Corp.(b)	11,305	2,197,805
Seer, Inc.(b)(c)	6,848	342,537
Thermo Fisher Scientific, Inc.	21,401	9,766,988
		31,209,708

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Health Care Fund

Shares		Value
Managed Health Care–8.91%
Anthem, Inc.	3,479	$1,248,787
HealthEquity, Inc.(b)	10,970	745,960
Humana, Inc.	13,157	5,516,072
UnitedHealth Group, Inc.	32,754	12,186,781
		19,697,600
Pharmaceuticals–14.33%
AstraZeneca PLC, ADR (United Kingdom)	98,588	4,901,795
Bristol-Myers Squibb Co.	74,401	4,696,935
Catalent, Inc.(b)	27,056	2,849,267
Eli Lilly and Co.	35,833	6,694,321
Horizon Therapeutics PLC(b)	23,895	2,199,296
Novartis AG, ADR (Switzerland)	38,529	3,293,459
Roche Holding AG (Switzerland)	11,977	3,871,440
Royalty Pharma PLC, Class A	22,969	1,001,908
Zoetis, Inc.	13,647	2,149,130
		31,657,551
Total Common Stocks & Other Equity Interests (Cost $161,448,125)		215,916,020
Money Market Funds–2.40%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	1,768,965	1,768,965
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	1,504,903	$1,505,505
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	2,021,674	2,021,674
Total Money Market Funds (Cost $5,295,869)		5,296,144
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $166,743,994)		221,212,164
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.05%
Invesco Private Government Fund, 0.02%(d)(e)(f)	925,673	925,673
Invesco Private Prime Fund, 0.12%(d)(e)(f)	1,387,955	1,388,510
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,314,183)		2,314,183
TOTAL INVESTMENTS IN SECURITIES–101.15% (Cost $169,058,177)		223,526,347
OTHER ASSETS LESS LIABILITIES—(1.15)%		(2,538,048)
NET ASSETS–100.00%		$220,988,299
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$867,698	$4,563,024	$(3,661,757)	$-	$-	$1,768,965	$68
Invesco Liquid Assets Portfolio, Institutional Class	861,656	3,259,303	(2,615,540)	67	19	1,505,505	61
Invesco Treasury Portfolio, Institutional Class	991,654	5,214,884	(4,184,864)	-	-	2,021,674	27
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	220,001	10,380,915	(9,675,243)	-	-	925,673	35*
Invesco Private Prime Fund	330,001	15,464,555	(14,406,263)	-	217	1,388,510	361*
Total	$3,271,010	$38,882,681	$(34,543,667)	$67	$236	$7,610,327	$552

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$208,802,660	$7,113,360	$—	$215,916,020
Money Market Funds	5,296,144	2,314,183	—	7,610,327
Total Investments	$214,098,804	$9,427,543	$—	$223,526,347
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco V.I. Health Care Fund